Share-based payments - Summary of RSUs (Parenthetical) (Details) - Restricted Stock Units - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, Forfeited during the period	1,035,380	131,770
YYF
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, Forfeited during the period	493,856